Condensed Consolidated Interim Statements of Changes in Equity (deficit) - MXN ($) $ in Thousands	Total	Certificates of Contribution “A”	Mexican Government contributions	Legal reserve	Accumulated other comprehensive result Cumulative currency translation effect	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect	Accumulated deficit, for the year	Accumulated deficit, from prior years	Total	Non- controlling interest
Beginning balance at Dec. 31, 2021	$ (2,170,000,783)	$ 841,285,576	$ 43,730,591	$ 1,002,130	$ 58,945,725	$ (97,085,239)	$ (294,532,168)	$ (2,723,475,900)	$ (2,170,129,285)	$ 128,502
Equity [abstract]
Transfer to accumulated deficit							294,532,168	(294,532,168)
Increase in Certificates of Contribution "A"	90,437,539	90,437,539							90,437,539
Proceeds from the Fondo Nacional de Infraestructura (FONADIN) grants	23,000,000		23,000,000						23,000,000
Total comprehensive income	386,885,779				(19,154,821)	158,392,790	247,917,483		387,155,452	(269,673)
Ending Balance at Jun. 30, 2022	(1,669,677,465)	931,723,115	66,730,591	1,002,130	39,790,904	61,307,551	247,917,483	(3,018,008,068)	(1,669,536,294)	(141,171)
Beginning balance at Dec. 31, 2021	(2,170,000,783)	841,285,576	43,730,591	1,002,130	58,945,725	(97,085,239)	(294,532,168)	(2,723,475,900)	(2,170,129,285)	128,502
Equity [abstract]
Proceeds from the Fondo Nacional de Infraestructura (FONADIN) grants	23,000,000
Ending Balance at Dec. 31, 2022	(1,768,822,225)	1,029,592,293	66,730,591	1,002,130	25,437,210	26,300,178	100,412,051	(3,018,008,068)	(1,768,533,615)	(288,610)
Equity [abstract]
Transfer to accumulated deficit							(100,412,051)	100,412,051
Increase in Certificates of Contribution "A"	17,700,000	17,700,000							17,700,000
Total comprehensive income	29,903,772				(52,249,726)		82,191,023		29,941,297	(37,525)
Ending Balance at Jun. 30, 2023	$ (1,721,218,453)	$ 1,047,292,293	$ 66,730,591	$ 1,002,130	$ (26,812,516)	$ 26,300,178	$ 82,191,023	$ (2,917,596,017)	$ (1,720,892,318)	$ (326,135)